1. NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2017
Notes
1. NATURE OF OPERATIONS AND GOING CONCERN

1.  NATURE OF OPERATIONS AND GOING CONCERN

VANC Pharmaceuticals Inc. (the “Company”) was incorporated under the Company Act of British Columbia on May 30, 2000. The Company’s common shares trade on the TSX Venture Exchange (the “Exchange”) under symbol “NPH” and are quoted on the OTCIQ Market as “NUVPF”. The Company’s registered office is at Suite 810 - 789 West Pender Street, Vancouver, British Columbia, V6C 1H2.

The Company’s operations consist of the marketing and distribution of generic and over-the-counter (“OTC”) pharmaceuticals.

The consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operations for the foreseeable future and be able to realize assets and satisfy liabilities in the normal course of business. The Company has always experienced net losses (2017 - $2,736,717) and negative operating cash flows. Operations have been funded by the issuance of share capital. This material uncertainty casts substantial doubt on the Company’s ability to continue as a going concern.

The continuation of the Company as a going concern is dependent upon its ability to generate profitable operations or raise additional financing to cover ongoing cash requirements.

The consolidated financial statements do not reflect any adjustments, which could be material, to the carrying values of assets and liabilities, which may be required should the Company be unable to continue as a going concern.

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
	$	$	$	$
Comprehensive loss	(2,736,717)	(2,613,904)	(1,190,414)	(2,200,648)
Deficit	(21,091,609)	(18,354,892)	(15,740,988)	(14,550,574)
Working capital	1,272,259	1,886,976	3,207,630	3,305,603

Economic dependence

The Company currently has licensing arrangements with three manufacturers to purchase, distribute and commercialize their drug molecules in Canada. The Company derives over 85% of its gross sales from four distributors for the year ended December 31, 2017 (2016 - 70%, six months ended December 31, 2015 – 95%). The ability of the Company to sustain operations is partially dependent on the continued operation of these distributors. The launch of new OTC products diversifies the Company’s portfolio and reduces the risk of the economic dependence.